UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:110 East 42nd Street, Suite 1100
	New York, NY 10017-8535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti	New York, NY   August 16, 2010
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total:$214,964 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS       CUSIP	 VALUE        SHRS OR  INVESTMENT  OTHER    VOTING
						        (X$1000)      PRN AMT  DISCRETION  MANAGERS AUTHORITY
------------------------------------------------------------------------------------------------------------
ATA INC		      	SPONSORED ADR	   00211V106	      300	100000   SOLE	   N/A	      SOLE
ACERGY S A	      	SPONSORED ADR	   00443E104	    53963      3648626   SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM      	   032159105	     5941	472238   SOLE	   N/A	      SOLE
APPLE INC		     COM	   037833100	      201	   800   SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM	   050095108         9637       377607   SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM	   055639108	     1776	427835   SOLE	   N/A        SOLE
BALDWIN & LYONS INC	     CL A	   057755100	      460	 22656   SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A	   058264102	       20	 16800   SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B	   084670207         1199        15050   SOLE      N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM	   09058V103	       74	 12500   SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM	   097698104	      131	 15000   SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM	   12008R107	    12289	120482   SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM	   136385101        10269	309020   SOLE      N/A        SOLE
CAVCO INDS INC DEL	     COM	   149568107	     5798	164799   SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM	   190345108	     1666       415456   SOLE      N/A        SOLE
COINSTAR INC		     COM	   19259P300	      279	  6500   SOLE	   N/A	      SOLE
CGG VERITAS	      	SPONSORED ADR	   204386106	     1735	 97520   SOLE	   N/A	      SOLE
CYCLE CTRY ACCESSORIES CORP  COM	   232984104	        8	 20000   SOLE	   N/A	      SOLE
DECORATOR INDS INC      COM PAR $0.20	   243631207         1721	896120   SOLE	   N/A        SOLE
DOVER MOTORSPORTS INC	     COM	   260174107	       55	 30000   SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW	   26128L205         1628	 80594   SOLE	   N/A        SOLE
EL PASO PIPELINES PRTNRS L COM UNIT LPI	   283702108	      287	 10000   SOLE	   N/A	      SOLE
GEOKINETICS INC         COM PAR $0.01	   372910300	      261	 68050   SOLE	   N/A	      SOLE
GEORGIA GULF CORP       COM PAR $0.01	   373200302	      194	 14575   SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW	   402635304	     1309	110381   SOLE	   N/A	      SOLE
HALLADOR ENERGY COMPANY	     COM	   40609P105	      780	 87152   SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW	   422360305	      112	118900   SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM	   423452101	     4833       132345   SOLE      N/A        SOLE
LSB INDS INC		     COM	   502160104	     1653	124165   SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM	   527288104	     5455	279584   SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM	   533900106	     1934	 37931   SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM	   562803106	       14	 10000   SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM	   60740F105	     3447	211729   SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A	   638522102	      362	  2371   SOLE      N/A        SOLE
NEWMARKET CORP		     COM	   651587107	     6226	 71303   SOLE	   N/A        SOLE
NEXEN INC		     COM	   65334H102	     4613	234499   SOLE      N/A        SOLE
NOBILITY HOMES INC	     COM	   654892108	      482	 53523   SOLE	   N/A	      SOLE
PHI INC			   COM VTG	   69336T106	      281	 18681   SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM	   696639103	      191	107311   SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A	   698477106	    20381       771132   SOLE      N/A        SOLE
PATRICK INDS INC	     COM	   703343103	       60	 32401   SOLE	   N/A        SOLE
POINT 360		     COM	   730698107	      235	146673   SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM	   740065107	    16547	363754   SOLE      N/A        SOLE
PRESTIGE BRANDS HLDGS	     COM	   74112D101	     2116	298905   SOLE	   N/A	      SOLE
PRICESMART INC     	     COM	   741511109	    14668       631420   SOLE      N/A        SOLE
RTI INTL METALS INC	     COM	   74973W107	      209	  8680   SOLE	   N/A	      SOLE
SEACOR HOLDINGS INC	     COM	   811904101	     4766	 67443   SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A	   817070501	     4941       153154   SOLE      N/A        SOLE
SHUTTERFLY INC		     COM	   82568P304	      311	 13000   SOLE	   N/A	      SOLE
SILVERLEAF RESORTS INC	     COM	   828395103	      156	150000   SOLE	   N/A	      SOLE
SKYLINE CORP		     COM	   830830105	     3820	212128   SOLE	   N/A	      SOLE
SPARTAN MTRS INC	     COM	   846819100	       42	 10000   SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW	   852857200	      306	 29875   SOLE	   N/A	      SOLE
SUNCOR ENERGY INC NEW	     COM	   867224107	     1786	 60660   SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM	   87425E103	      810        53357   SOLE      N/A        SOLE
TRIMAS CORP		   COM NEW	   896215209	     1642	145164   SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM	   903002103	      584	 58009   SOLE	   N/A	      SOLE
